LOEWS CINEPLEX ENTERTAINMENT CORPORATION

711 Fifth Avenue

New York, New York 10022

June 29, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: The Staff

Re:	Loews Cineplex Entertainment Corporation

Registration Statement on Form S-4

Ladies and Gentlemen:

This letter is being sent to you in accordance with the requirements set forth in the Morgan Stanley & Co. Incorporated (avail. June 5, 1991) no-action letter (the “Morgan Stanley Letter”), the Brown & Wood LLP (avail. February 7, 1997) no-action letter and the Shearman & Sterling (avail. July 2, 1993) no-action letter, relating to registered exchange offers.

Loews Cineplex Entertainment Corporation (the “Company”) is concurrently herewith filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 1 to the Registration Statement on Form S-4 (the “Registration Statement”), relating to a proposed exchange offer (the “Exchange Offer”), whereby the Company would offer to exchange its 9% Senior Subordinated Notes due 2014 (the “Exchange Notes”) for an equivalent principal amount of its previously-issued and outstanding 9% Senior Subordinated Notes due 2014 (the “Outstanding Notes”). The terms of the Exchange Notes and the Outstanding Notes are substantially identical in all respects, except that the Exchange Notes will be registered under the Securities Act of 1933, as amended (the “Securities Act”), and the Outstanding Notes are not.

Pursuant to the requirements of the Morgan Stanley Letter, the Company hereby advises you that it is registering the Exchange Offer in reliance on the position of the staff of the Commission enunciated in the Exxon Capital Holdings Corporation (avail. April 13, 1989) no-action letter (the “Exxon Capital Letter”) and the Morgan Stanley Letter. The Company further represents that it has not entered into any arrangement or understanding with any person (including any broker-dealer) to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of the Company’s information and belief, each person (including any broker-dealer) participating in the Exchange Offer will acquire the Exchange Notes in their ordinary course of business and will have no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer. In this regard, the Company is making each person (including any broker-dealer) participating in the Exchange Offer aware, through the Exchange Offer prospectus or otherwise, that any securityholder using the Exchange Offer to participate in a distribution of the Exchange Notes to be acquired in the registered Exchange Offer (1) cannot rely on the position of the staff of the

Securities and Exchange Commission

June 29, 2005

Commission enunciated in the Exxon Capital Letter or similar letters and (2) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with any secondary resale transaction. The Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

In addition, the Company is making each person (including any broker-dealer) participating in the Exchange Offer aware, through the Exchange Offer prospectus or otherwise, that any broker-dealer who holds Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Outstanding Notes pursuant to the Exchange Offer, may be deemed to be an “underwriter” within the meaning of the Securities Act and must deliver a prospectus meeting the requirements of the Securities Act (which prospectus delivery requirement may be satisfied with the Exchange Offer prospectus because it contains a plan of distribution with respect to such resale transactions) in connection with any resale of such Exchange Notes. Further, the Company will include in the transmittal letter relating to the Exchange Offer a provision to the effect that, if the exchange offeree is a broker-dealer holding Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, such exchange offeree will acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Outstanding Notes pursuant to the Exchange Offer (see the form of Letter of Transmittal filed as an exhibit to the Registration Statement).

The Company will commence the Exchange Offer for the Outstanding Notes after the Registration Statement is declared effective by the staff of the Commission. The Exchange Offer will remain in effect for a limited time and will be conducted by the Company in compliance with the applicable requirements of the Securities Exchange Act of 1934, and the rules and regulations of the Commission thereunder, including Rule 14e-1, to the extent applicable.

Please feel free to call William M. Shields at (617-951-7821) if you have any questions regarding this letter.

Sincerely,

LOEWS CINEPLEX ENTERTAINMENT CORPORATION

By:  /s/ Michael Politi

        Michael Politi

        Senior Vice President and General Counsel